Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Schedule of reconciliation of basic earnings (loss) per share to diluted earnings (loss) per share
Net income (loss)	$ 18,110	$ (16,268)	$ 6,323
Average common shares outstanding	7,867,614	7,867,614	7,867,614
Average common share stock options outstanding	0	0	0
Average diluted common shares	7,867,614	7,867,614	7,867,614
Earnings (loss) per share:
Basic earnings (loss) per share	$ 2.30	$ (2.07)	$ 0.80
Diluted earnings (loss) per share	$ 2.30	$ (2.07)	$ 0.80